Consolidated Statements of Comprehensive Income Parenthetical (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Foreign currency translation, tax	$ 19	$ (24)	$ (73)
Derivative financial instruments:
Gains (losses) deferred, tax	0	0	1
(Gains) losses reclassified to earnings, tax	$ 1	$ (3)	$ (16)